Warrants (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 03, 2020	Dec. 14, 2020	Jun. 30, 2021	Jun. 30, 2020
Warrants [Abstract]
Warrants outstanding			1,234,239	2,045,315
Issued of warrants	69,709	106,383	150,000	274,123
Exercise price per share (in Dollars per share)			$ 6.00	$ 2.00
Fair value of warrants (in Dollars)			$ 249,000	$ 225,452